Employee Benefits, Net Periodic Benefit Cost and Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	$ 22	$ 141	$ (200)
Amortization of net actuarial gain (loss)	(109)	(343)	(261)
Total recognized in other comprehensive income	(87)	(202)	(461)
Pension benefits qualified [Member]
Components of net periodic benefit cost [Abstract]
Service cost	25	19	17
Interest cost	403	348	296
Expected return on plan assets	(503)	(511)	(598)
Amortization of net actuarial loss (gain)	139	136	140
Amortization of prior service cost (credit)	0	1	0
Settlement loss	0	226	134
Net periodic benefit cost	64	219	(11)
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	41	253	(142)
Amortization of net actuarial gain (loss)	(139)	(136)	(140)
Amortization of prior service credit (cost)	0	(1)	0
Settlement (loss)	0	(226)	(134)
Total recognized in other comprehensive income	(98)	(110)	(416)
Total recognized in net periodic benefit cost and other comprehensive income	(34)	109	(427)
Pension benefits nonqualified [Member]
Components of net periodic benefit cost [Abstract]
Service cost	0	0	0
Interest cost	18	12	12
Expected return on plan assets	0	0	0
Amortization of net actuarial loss (gain)	5	11	15
Amortization of prior service cost (credit)	0	0	0
Settlement loss	0	1	2
Net periodic benefit cost	23	24	29
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	8	(76)	(18)
Amortization of net actuarial gain (loss)	(5)	(11)	(15)
Amortization of prior service credit (cost)	0	0	0
Settlement (loss)	0	(1)	(2)
Total recognized in other comprehensive income	3	(88)	(35)
Total recognized in net periodic benefit cost and other comprehensive income	26	(64)	(6)
Other benefits [Member]
Components of net periodic benefit cost [Abstract]
Service cost	0	0	0
Interest cost	15	9	11
Expected return on plan assets	(25)	(22)	(19)
Amortization of net actuarial loss (gain)	(25)	(22)	(20)
Amortization of prior service cost (credit)	(10)	(10)	(10)
Settlement loss	0	0	0
Net periodic benefit cost	(45)	(45)	(38)
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	(27)	(36)	(40)
Amortization of net actuarial gain (loss)	25	22	20
Amortization of prior service credit (cost)	10	10	10
Settlement (loss)	0	0	0
Total recognized in other comprehensive income	8	(4)	(10)
Total recognized in net periodic benefit cost and other comprehensive income	$ (37)	$ (49)	$ (48)